OTHER ASSETS, CURRENT	12 Months Ended
Dec. 31, 2011
OTHER ASSETS, CURRENT
6.	OTHER ASSETS, CURRENT

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Deposits	22,832	17,837	2,834
Advances to suppliers	14,913	24,452	3,885
Prepaid expenses	33,275	31,838	5,059
Interest receivable	5,994	17,818	2,831
Receivables from employees	25,014	7,425	1,180
Receivables from service providers	682	5,114	812
Receivables from financial institutions	—	200,494	31,855
Other	944	10,034	1,594

	103,654	315,012	50,050

Receivables from financial institution represent entrusted loans to certain financial institutions, secured by bank notes endorsed to the trusted agency. In an entrusted loan arrangement, the lender makes deposits into a trust account of a bank and authorizes the bank to release the funds to the borrower. The bank collects interest and principal payments from the borrower and remits to the lender as they become due.